Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Line Items]
Finite and indefinite lived intangible assets acquired	¥ 110,788
Acquired finite lived intangible assets subject to amortization	110,781
Aggregate amortization expense for intangible assets	123,450	¥ 121,634	¥ 125,616
Goodwill	530,492	522,538	606,290
Impairments		112,069
Pictures
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	¥ 144,412	138,153	¥ 221,517
Impairments		112,069
Pictures | Production and Distribution
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill		0
Impairments		¥ 112,069